Class A Ordinary Shares Subject to Possible Redemption (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Day vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Temporary Equity [Line Items]
Common Stock, Number Of Votes Per Share | Day	10
Common Class A [Member]
Temporary Equity [Line Items]
Common Stock, Shares Authorized | shares	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Number Of Votes Per Share | vote	1
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Temporary equity, shares outstanding | shares	27,600,000	0
Gross proceeds from Initial Public Offering	$ 276,000,000
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596
Class A ordinary shares subject to possible redemption	$ 276,000,000